Operating Segments and Geographic Information - Reconciliation of Total Reportable Segments' Revenues and EBITDA to Consolidated Revenues and Consolidated Income from Continuing Operations Before Taxes (Detail) - USD ($)
			3 Months Ended								12 Months Ended
	Dec. 31, 2016	Jan. 07, 2016	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Patent settlement (4)			$ 10,300,000
Consolidated Revenues			612,435,000	$ 601,109,000	$ 601,631,000	$ 541,497,000	$ 597,244,000	$ 579,266,000	$ 585,755,000	$ 546,957,000	$ 2,356,672,000	$ 2,309,222,000	$ 2,308,265,000
Amortization of intangibles											(98,385,000)	(103,791,000)	(58,426,000)
Impairment of assets held for sale											(23,931,000)	0	0
Severance, restructuring, and acquisition integration costs			(11,700,000)	(12,800,000)	(5,900,000)	(8,400,000)	(13,600,000)	(14,100,000)	(4,900,000)	(14,600,000)	(38,770,000)	(47,170,000)	(70,827,000)
Depreciation expense											(47,200,000)	(46,600,000)	(43,700,000)
Operating income			58,668,000	$ 61,980,000	$ 62,241,000	$ 40,964,000	$ 57,010,000	$ 34,502,000	$ 44,143,000	4,898,000	223,853,000	140,553,000	163,119,000
Interest expense, net											(95,050,000)	(100,613,000)	(81,573,000)
Loss on debt extinguishment											(2,342,000)	0	0
Income from continuing operations before taxes											126,461,000	39,940,000	81,546,000
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Revenues											2,357,805,000	2,360,583,000	2,320,219,000
Deferred revenue adjustments											(6,687,000)	(51,361,000)	(11,954,000)
Patent settlement (4)											5,554,000	0	0
Consolidated Revenues											2,356,672,000	2,309,222,000	2,308,265,000
Total Segment EBITDA											433,189,000	401,666,000	360,342,000
Amortization of intangibles											(98,385,000)	(103,791,000)	(58,426,000)
Impairment of assets held for sale											(23,931,000)	0	0
Deferred gross profit adjustments											(6,687,000)	(52,876,000)	(10,777,000)
Severance, restructuring, and acquisition integration costs											(38,770,000)	(47,170,000)	(70,827,000)
Depreciation expense											(47,208,000)	(46,551,000)	(43,736,000)
Purchase accounting effects related to acquisitions											2,079,000	(9,747,000)	(12,540,000)
Income from equity method investment											1,793,000	1,770,000	3,955,000
Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income											(3,781,000)	(2,748,000)	(4,872,000)
M2 FX Limited [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjustment to reduce earn-out liability	$ 0	$ 3,200,000									3,200,000
Acquired inventory	200,000		200,000								200,000
Tripwire [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amortization of intangibles												(43,200,000)
Acquired inventory														$ 603,000
Compensation expense										$ 9,200,000		9,200,000
Coast Wire And Plastic Tech [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Cost of sales related to adjustment of acquired inventory												300,000
Grass Valley and Prosoft [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Cost of sales related to adjustment of acquired inventory													8,300,000
Enterprise Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Severance, restructuring, and acquisition integration costs											(11,962,000)	(723,000)	(3,318,000)
Acquired inventory	$ 800,000		$ 800,000								800,000
Enterprise Solutions [Member] | Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Revenues											603,188,000	605,910,000	626,614,000
Total Segment EBITDA											101,298,000	100,214,000	89,352,000
Amortization of intangibles											(1,718,000)	(1,720,000)	(1,827,000)
Severance, restructuring, and acquisition integration costs											(11,962,000)	(723,000)	(3,435,000)
Depreciation expense											(13,226,000)	(12,591,000)	(14,443,000)
Purchase accounting effects related to acquisitions											$ (912,000)	$ (52,000)	$ (608,000)